Nature of Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations	Nature of Operations
CNH Industrial N.V. (“CNH Industrial” or the “Company”) is incorporated in, and under the laws of, the Netherlands. CNH Industrial is a leading company in the capital goods sector that, through its various businesses, until December 31, 2021 and before the Demerger described below, which occurred on January 1, 2022, designed, produced and sold agricultural equipment and construction equipment, trucks, commercial vehicles, buses and specialty vehicles for firefighting, defense and other uses, as well as engines, transmissions and axles for those vehicles and engines for marine and power generation applications (see “Note 20: Segment Reporting”). In addition, CNH Industrial’s Financial Services segment offered an array of financial products and services, including retail financing for the purchase or lease of new and used CNH Industrial and other manufacturers’ products and other retail financing programs and wholesale financing to dealers.
Until December 31, 2021, the Company had five reportable segments consisting of: (i) Agriculture, which designs, produces and sells agricultural equipment (ii) Construction, which designs, produces and sells construction equipment (iii) Commercial and Specialty Vehicles, which designs, produces and sell trucks, commercial vehicles, buses, and specialty vehicles (iv) Powertrain, which produces and sells engines, transmissions and axles for those vehicles and engines for marine and power generation applications; and (v) Financial Services, which provides financial services to the customers of the Company’s products. The Company’s worldwide agricultural equipment, construction equipment, commercial and specialty vehicles, powertrain operations as well as corporate functions are collectively referred to as “Industrial Activities”.
The Company was formed as a result of the mergers of Fiat Industrial S.p.A. and its subsidiary CNH Global N.V. with and into CNH Industrial, effective September 29, 2013.
Spin-off of On-Highway Business
Until December 31, 2021, CNH Industrial N.V. owned and controlled the Commercial and Specialty Vehicles business, the Powertrain business, and the related Financial Services business (together the “Iveco Group Business” or the “On-Highway Business”), as well as the Agriculture business, the Construction business, and the related Financial Services business (collectively, the “Off-Highway Business”). Effective January 1, 2022, the Iveco Group Business was separated from CNH Industrial N.V. by way of a legal statutory demerger to Iveco Group N.V. (the Demerger) and Iveco Group became a public listed company independent from CNH Industrial.
At December 31, 2021, Iveco Group did not qualify for discontinued operations presentation under U.S. GAAP. Therefore, the results presented below include the results of Iveco Group.